ACCOUNTS RECEIVABLE, NET	6 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE－5 ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of June 30, 2025	As of December 31, 2024
	$’000	$’000

Accounts receivable – third parties	1,381	1,881

	1,381	1,881

For the six months ended June 30, 2025 and the financial year ended December 31, 2024, the Company made no allowance for expected credit loss and charged to the consolidated statements of operations. The Company has not experienced any significant bad debt write-offs of accounts receivable in the past.

The Company generally conducts its business with creditworthy third parties. The Company determines, on a continuing basis, the probable losses and the allowance for expected credit loss, based on several factors including internal risk ratings, customer credit quality, payment history, historical bad debt/write-off experience and forecasted economic and market conditions. Accounts receivable are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible. In addition, receivable balances are monitored on an ongoing basis and its exposure to bad debts is not significant.

As of June 30, 2025 and December 31, 2024, no outstanding accounts are 90 days past due.